Business Combinations	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS [Abstract]
Business Combinations Disclosure

3. BUSINESS COMBINATIONS

2010 acquisitions

On January 18, 2010, the predecessor entity Hurray! completed the acquisition of Ku6 Holding and its subsidiaries and VIEs, a leading online video portal in China, pursuant to the share purchase agreement entered into by and among Hurray!, Ku6 Holding and the shareholders of Ku6 Holding dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares, of which 44,438,100 replaced the options issued by Ku6 Holding and immediately vested without substantive future service requirements. After the completion of this acquisition, the Company owned 100% of the equity interests of Ku6 Holding and its subsidiaries and VIEs. The total fair value of the shares issued approximated $28.9 million based on the share price on the closing date and the difference amounting to $1,284,766 between the fair value of the 44,438,100 shares issued and the fair value of options issued by Ku6 Holding at acquisition date attributable to the pre-combination portion was recorded as share-based compensation expense in the consolidated statement of operations and comprehensive loss.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:
Ordinary shares issued to acquire all of the outstanding shares of Ku6 Holding	27,101,920
Ordinary shares issued to replace the options issued by Ku6 Holding	1,773,080
Share based compensation related to post combination portion	(1,284,766)
27,590,234

		Amortization period
Aggregate purchase price allocation –Ku6 Holding:
Cash and cash equivalents	329,743
Accounts receivable	3,264,513
Other current assets	811,845
Acquired intangible assets:
Trademark	24,901,940	20 years
Software technology	2,197,230	7 years
Customer base	1,464,820	5 years
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)
Total	27,590,234

Total identifiable intangible assets acquired upon consolidation mainly included trademark(s), software technology, and customer base, which have a weighted average amortization period of 18.2 years.

Goodwill primarily represented the expected synergies from combining operations of the Company and Ku6 Holding, which are complementary in a way to each other, and any other intangible benefits that do not qualify for separate recognition. Such goodwill is not deductible for tax purposes. The fair value of intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Ku6 Holding’s business.

Ku6 Holding is subject to claims and litigation which may arise in the normal course of business. As of and subsequent to the acquisition date on January 18, 2010, Ku6 Holding was involved in a number of cases in various courts and arbitrations. These cases are substantially related to alleged copyright infringement arising before the acquisition. Accordingly, liabilities from contingencies assumed of $1,631,359 in relation to those cases were recognized in the current liabilities upon acquisition. The compensation amount was based on judgments handed down by the court and out-of-court settlements or management’s best estimation based on the historical actual compensation amount in recent years and the advice from PRC counsel. There are no accruals for any additional losses related to unasserted claims as there was no manifestation of claims and the amount cannot be reasonably estimated.

The Company completed its acquisition of Ku6 Holding on January 18, 2010 and began to consolidate the financial statements of Ku6 Holding upon unilateral control from February 1, 2010. The amount of Ku6 Holding’s consolidated revenue and net loss for the eleven months ended December 31, 2010 included in the statements of operations and comprehensive loss was $14,101,171 and $45,165,985.

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2010, as if the acquisition of Ku6 Holding had occurred as of January 1, 2010 and after giving effect to purchase accounting adjustments primarily relating to the amortization of intangibles. The following pro forma financial information has been prepared for comparative purpose only and is not necessarily indicative of the results that would have been had the acquisitions been completed at the beginning of the period presented, nor is it indicative of future operating results.

Year ended December 31, 2010
(unaudited)
Net revenues	16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	(56,033,640)
Loss per ADS- basic and diluted:	(1.81)

The pro forma net loss for the year ended December 31, 2010 includes $1,851,951 for the amortization of identifiable intangible assets arising from the acquisition of Ku6 Holding.